Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	[1]	$ 0	$ 0
Employee benefit obligation	[2]	(13,573)	(13,269)
Net amount recognized		(13,573)	(13,269)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	[1]	(1,644)	(1,766)
Employee benefit obligation	[2]	(18,462)	(19,461)
Net amount recognized		$ (20,106)	$ (21,227)

[1]	Included in "Accounts payable and accrued liabilities."
[2]	Included in "Postemployment benefit obligation."